Receivables (DETAILS) (USD $)	Jun. 30, 2012	Apr. 10, 2012
Receivables Details
Notes receivables from DDAC		$ 450,000
Interest rate on notes receivables		0.1000
Accrued interest on notes receivables	$ 6,535